SIGNIFICANT ACCOUNTING POLICIES (Details Textual)		12 Months Ended
	Feb. 14, 2020	Dec. 31, 2020	Dec. 31, 2019
IVS Bulk Pte. Ltd. [member]
Statement1 [Line Items]
Proportion of ownership interest and voting power held by the Group	33.25%		33.50%
Island Bulk Carriers Pte. Ltd. [member]
Statement1 [Line Items]
Proportion of ownership interest and voting power held by the Group		100.00%	65.00%
Bottom of range [member] | Island Bulk Carriers Pte. Ltd. [member]
Statement1 [Line Items]
Proportion of ownership interest and voting power held by the Group			65.00%
Top of range [member] | IVS Bulk Pte. Ltd. [member]
Statement1 [Line Items]
Proportion of ownership interest and voting power held by the Group		68.86%	33.25%
Top of range [member] | Island Bulk Carriers Pte. Ltd. [member]
Statement1 [Line Items]
Proportion of ownership interest and voting power held by the Group		100.00%
Ships [member]
Statement1 [Line Items]
Useful life measured as period of time, property, plant and equipment		15 years
Ships [member] | Bottom of range [member]
Statement1 [Line Items]
Useful life measured as period of time, property, plant and equipment		25 years
Ships [member] | Top of range [member]
Statement1 [Line Items]
Useful life measured as period of time, property, plant and equipment		30 years
Dry docking [Member] | Bottom of range [member]
Statement1 [Line Items]
Useful life measured as period of time, property, plant and equipment		2 years 6 months
Dry docking [Member] | Top of range [member]
Statement1 [Line Items]
Useful life measured as period of time, property, plant and equipment		5 years